Provisions, commitments, contingent liabilities and contingent assets (Details) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Asset retirement obligations [member]
Disclosure of other provisions [line items]
Other provisions	$ 16,743	$ 16,743
Increase (decrease) in provisions due to changes in discount rate		(548)
ICMS indirect tax - Dispute with Brazilian tax authorities [member]
Disclosure of other provisions [line items]
Estimated exposure	428	$ 428
Indirect tax rate		18.00%
Redetermination process for Agbami field [member]
Disclosure of other provisions [line items]
Reduction in exposure due to settlement	822
Redetermination process for Agbami field [member] | E&P International [member]
Disclosure of other provisions [line items]
Other revenues	$ 57